FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about foreign currency risk (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		$ 154,154		$ 256,624	$ 77,696	$ 650,902
Advances receivable and prepaids		345,193		236,667
Employee retention allowance		(184,951)		(184,159)	$ (180,519)
Loans	$ (34,992)	(27,602)	$ (33,741)	(26,501)
Amounts held in foreign currencies [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	167,659		260,173
Advances receivable and prepaids	321,295		22,353
Accounts payable and accrued liabilities	(638,137)		(508,573)
Due from related parties	176,309		42,619
Due to related parties	(87,341)		(355,419)
Employee retention allowance	(234,471)		(234,471)
Loans	(34,993)		(33,741)
Total foreign currency financial assets and liabilities	$ (329,678)	$ (260,050)	$ (807,060)	$ (633,865)
Foreign exchange rate at December 31	0.7888	0.7888	0.7854	0.7854
Impact of a 10% strengthening of the US $ on net loss		$ (26,005)		$ (63,386)